Average Annual Total Returns (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
11/1/2013 - 10/31/2014
				FTSE Global Small Cap ex US Index Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.81%)	(5.45%)	(2.37%)	(4.22%)
Five Years	6.09%	5.41%	4.71%	6.49%
Since Inception	13.98%	13.26%	11.27%	14.86%